Expense Example - Voya Balanced Income Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 333
Expense Example, with Redemption, 3 Years	586
Expense Example, with Redemption, 5 Years	858
Expense Example, with Redemption, 10 Years	1,636
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	266
Expense Example, with Redemption, 5 Years	489
Expense Example, with Redemption, 10 Years	1,133
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	422
Expense Example, with Redemption, 5 Years	757
Expense Example, with Redemption, 10 Years	1,703
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	344
Expense Example, with Redemption, 5 Years	624
Expense Example, with Redemption, 10 Years	$ 1,422